Overview and Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 10, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Loss from operations		$ (9,402,000)	$ (2,302,238)	$ (5,507,000)	$ (2,851,917)	$ (28,271,000)	$ (19,714,000)
Net cash used in operating activities		(5,440,000)		$ (4,745,000)	$ (478,822)	(14,550,000)	(10,759,000)
Cash and cash equivalents		62,096,000				$ 14,334,000	$ 11,166,000
Value of shares purchased	$ 111,000,000
New Movella Common Stock [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Value of shares purchased	$ 58,000,000
Subsidiaries [Member] | China [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum cash and cash equivalents transfer amount		200,000
Joint Venture Entity [Member] | China [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum cash and cash equivalents transfer amount		$ 1,000,000